UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Fiduciary Trust Company International
Address: 600 Fifth Avenue, 4th Floor
         New York, NY, US 10020-2302




Form 13F File Number: 028-03877

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Sternkopf
Title:   Executive Vice President, Chief Financial Officer,
         & Chief Administrative Officer
Phone:   212-632-3000


Signature, Place, and Date of Signing:


/s/LAWRENCE A. STERNKOPF     New York, NY                  November 5, 2010
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ x ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


Form 13F File Number   Name
028-00734              Franklin Resources, Inc.